CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year	$ (6,007)	$ (13,820)
Items not affecting operating activities:
Interest income received	(880)	(1,612)
Unrealized foreign exchange effect on cash and cash equivalents	1,967	3,476
Items not affecting cash:
Change in fair value of fair value through profit or loss assets	(6,162)	(362)
Share - based payments	2,784	2,240
Deferred income tax expense (recovery)	2,113	(415)
Depreciation	63	21
Depletion	1,123	802
Interest income, finance charges, net of settlement gains		(94)
Realized gain on sale of investments	(250)	(61)
Impairment of accounts receivable		434
(Gain) loss on sale of royalty and other property interests	88	(849)
Shares received pursuant to property agreements	(3,756)	(150)
Unrealized foreign exchange gain	(31)	(5)
Changes in non-cash working capital items	(13)	(3,081)
Total cash used in operating activities	(8,961)	(13,476)
Cash flows used investing activities
Option payments received	579	67
Interest received on cash and cash equivalents	295	1,612
Dividends and other distributions	207	4,952
Acquisition of royalty and other property interests	(5,120)	(560)
Purchase of preferred shares	(4,797)	0
Proceeds (purchases) of fair value through profit and loss investments, net	395	(2,536)
Purchase of fair value through other comprehensive income investments	0	(4,580)
Loans receivable	526	(800)
Purchase and sale of property and equipment, net	(165)	(199)
Reclamation bonds	276	(288)
Total cash used in investing activities	(7,804)	(2,332)
Cash flows from financing activities
Proceeds from exercise of options	2,156	2,103
Total cash provided by financing activities	2,156	2,103
Effect of exchange rate changes on cash and cash equivalents	(1,967)	(3,476)
Change in cash and cash equivalents	(16,576)	(17,181)
Cash and cash equivalents, beginning	68,994	86,175
Cash and cash equivalents, ending	$ 52,418	$ 68,994